Other Expenses and Adjustments (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Other Expenses And Adjustments [Line Items]
Unrealized non-cash foreign exchange loss (gain)	$ 353,189		$ (374,337)	$ (124,793)
Non-cash share based compensation	1,470,153		1,415,833	578,703
Depreciation - right-of-use assets	362,592
Share issue related cost	854,256		2,366,809	1,391,057
Onerous lease contract	0		67,588	0
Amortization - lease incentive liability	0		8,189	0
Included in research and development expenses:
Other Expenses And Adjustments [Line Items]
Realized foreign exchange (gain) loss	(39,362)		(1,995)	(120,794)
Unrealized non-cash foreign exchange loss (gain)	356,081		(608,111)	55,538
Non-cash share based compensation	561,420		680,541	230,141
Included in operating expenses
Other Expenses And Adjustments [Line Items]
Non-cash share based compensation	908,733		735,292	348,562
Depreciation - property and equipment	122,982		95,375	90,768
Depreciation - right-of-use assets		$ 362,592
Onerous lease contract	0		67,588	0
Amortization - lease incentive liability	0		8,189	0
Included in operating expenses | Warrants
Other Expenses And Adjustments [Line Items]
Share issue related cost	$ 233,143		$ 0	$ 0